Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	$ 447,534	$ 391,459
Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	221,364	179,577
Third-party asset [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Collateral received and available for sale or repledging	319,817	274,775
Less: Collateral not repledged	(93,647)	(62,893)
Sources of pledged assets and collateral	226,170	211,882
Third-party asset [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	447,534	391,459
Derivatives [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	12,002	11,468
Obligations related to securities lent or sold under repurchase agreements [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	171,825	120,572
Securities borrowing and lending [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	101,826	105,255
Obligations Related to Securities Sold Short [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	32,770	28,402
Securitization [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	32,513	32,024
Covered bonds [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	41,434	41,937
Clearing systems, payment systems, and depositories [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	8,976	8,338
Foreign governments and central banks [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	1,148	1,167
Other uses [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	45,040	42,296
Cash and due from banks [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	1,894	820
Interest bearing deposits with banks [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	3,639	4,918
Loans [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	112,190	87,415
Securities [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	102,999	85,574
Other assets [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	$ 642	$ 850